NOTES PAYABLE - Term Loan Due to Former Non-Controlling Interest Holder (Details) - USD ($) $ in Millions	1 Months Ended
	May 31, 2020	Jun. 30, 2018	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Payment to acquire noncontrolling interest		$ 8.1
Term Loan Due To Former Non-Controlling Interest Holder | Term Loan
Debt Instrument [Line Items]
Fixed interest rate, quarterly		4500.00%
Fixed interest rate, annual		18000.00%
Prepaid principal and interest	$ 1.5
Prepaid principal	$ 1.0
Warrants issued (in shares)	400,000
Unamortized discount	$ 0.2
Outstanding balance			$ 5.7	$ 5.8